Deposits	12 Months Ended
Oct. 31, 2018
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Deposits

NOTE 17:  DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal. These deposits are in general chequing accounts.

Notice deposits are those for which the Bank can legally require notice prior to withdrawal. These deposits are in general savings accounts.

Term deposits are those payable on a fixed date of maturity purchased by customers to earn interest over a fixed period. The terms are from one day to ten years. The deposits are generally term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at October 31, 2018, was $293 billion (October 31, 2017 – $258 billion).

Certain deposit liabilities are classified as Trading deposits on the Consolidated Balance Sheet and accounted for at fair value with the change in fair value recognized on the Consolidated Statement of Income.

Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			October 31 2018	October 31 2017
	Demand	Notice	Term	Canada	United States	International	Total	Total
Personal	$13,493	$411,087	$53,064	$218,772	$258,834	$38	$477,644	$468,155
Banks[1]	7,873	55	8,784	13,080	866	2,766	16,712	25,887
Business and government[2]	76,093	130,372	150,618	261,282	93,398	2,403	357,083	338,782
Trading[1]	–	–	114,704	54,563	39,358	20,783	114,704	79,940
Total	$97,459	$541,514	$327,170	$547,697	$392,456	$25,990	$966,143	$912,764
Non-interest-bearing deposits included above
In domestic offices							$42,402	$39,547
In foreign offices							54,488	52,915
Interest-bearing deposits included above
In domestic offices							505,295	443,395
In foreign offices							362,890	371,728
U.S. federal funds deposited[1]							1,068	5,179
Total[2,3]							$966,143	$912,764
[1]	Includes deposits and advances with the Federal Home Loan Bank.
[2]	As at October 31, 2018, includes $36 billion relating to covered bondholders (October 31, 2017 – $29 billion) and $2 billion (October 31, 2017 – $2 billion) due to TD Capital Trust IV.
[3]

As at October 31, 2018, includes deposits of $548 billion (October 31, 2017 – $522 billion) denominated in U.S. dollars and $55 billion (October 31, 2017 – $44 billion) denominated in other foreign currencies.

Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
							October 31 2018	October 31 2017
	Within 1 year	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total	Total
Personal	$32,928	$10,222	$9,601	$197	$78	$38	$53,064	$50,507
Banks	8,773	–	–	–	3	8	8,784	18,616
Business and government	66,492	21,345	31,416	9,605	13,760	8,000	150,618	142,942
Trading	109,256	1,183	1,122	981	1,157	1,005	114,704	79,940
Total	$217,449	$32,750	$42,139	$10,783	$14,998	$9,051	$327,170	$292,005

Term Deposits due within a Year
(millions of Canadian dollars)	As at
				October 31 2018	October 31 2017
	Within 3 months	Over 3 months to 6 months	Over 6 months to 12 months	Total	Total
Personal	$11,424	$7,541	$13,963	$32,928	$30,793
Banks	8,440	255	78	8,773	18,602
Business and government	38,177	7,033	21,282	66,492	69,139
Trading	53,482	31,081	24,693	109,256	76,266
Total	$111,523	$45,910	$60,016	$217,449	$194,800